Accounts Receivable	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
14.	ACCOUNTS RECEIVABLE

	2024	2023
	US$	US$

Accounts receivable	13,644,371	17,346,035
Allowance for expected credit losses	(106,475)	(109,651)

Net carrying amount	13,537,896	17,236,384

The Group’s trading terms with its customers are mainly on credit. The credit period is generally one to three months. The Group seeks to maintain strict control over its outstanding receivables and overdue balances are reviewed regularly by management. The Group does not hold any collateral or other credit enhancements over its accounts receivable balances. Accounts receivable are non-interest-bearing.

The movements in the allowance for expected credit losses are as follows:

	2024	2023
	US$	US$

At January 1	109,651	123,632
Provision for expected credit losses	112,122	3,757
Reversals	-	(1,558)
Write off	(112,246)	(16,716)
Exchange realignment	(3,052)	536

At December 31	106,475	109,651

An analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for customers with similar loss patterns by geographical region. The calculation reflects reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Generally, accounts receivable are written off if past due for more than two years and are not subject to enforcement activity.

As at December 31, 2024, accounts receivables included an aggregate balance of US$109,959 (2023: US$224,304) for revenue earned from companies controlled by a shareholder with significant influence over the Company (see note 29).

Set out below is the information about the credit risk exposure on the Group’s accounts receivable using a provision matrix:

	Expected	Gross	Expected
	credit	carrying	credit
	loss rate	amount	loss
	%	US$	US$

As at December 31, 2024
Current to 6 months past due	0.22%	13,219,385	28,796
6 months to 12 months past due	7.19%	333,152	23,964
Over 12 months past due	58.49%	91,834	53,715

	0.78%	13,644,371	106,475

As at December 31, 2023
Current to 6 months past due	0.02%	16,889,341	3,606
6 months to 12 months past due	2.33%	281,919	6,567
Over 12 months past due	56.92%	174,775	99,478

	0.63%	17,346,035	109,651